Income Taxes (Details) - Schedule of deferred tax assets and liabilities - Ambulnz, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Net operating loss carryforwards	$ 21,936,556	$ 17,573,981
Allowance for doubtful accounts	2,323,541	1,687,471
Amortization	(533,178)	(426,414)
Prepaid expenses	(207,162)	(291,341)
Property and equipment	(1,447,130)	(748,372)
Research and development expense	(622,980)	(463,316)
Other	581,654	580,695
Net deferred tax assets	22,031,301	17,912,704
Valuation allowance	(22,031,301)	(17,912,704)
Deferred tax assets, net of allowance